Trade and Other Receivables	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Trade and Other Receivables
Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Trade receivables, net	3,188	2,787
Research tax credit	11,299	14,847
VAT receivables	1,288	2,473
Grants receivables	4	8
Other receivables	126	69
TOTAL	15,906	20,184
Of which : Current	15,906	20,184
Of which : Non-current	—	—
Trade receivables, net
Trade receivables amounted to €2,787 as of June 30, 2023 and €3,188 as of December 31, 2022. The balance mainly corresponds to revenue related to the Transition Services Agreement with Ipsen.
Research tax credit
The research tax credit receivable for the year 2022 amounted to €11,299.
The research tax credit receivable for the as of June 30, 2023 amounts to €14,847. This balance includes the 2021 and 2022 balance as there is currently a tax inspection taking carried out by the French tax authorities.
VAT receivables
The VAT receivable amounted to €2,473 at June 30, 2023. (€1,288 at December 31, 2022).
Other receivables
The line item “other receivables” primarily consists of credit notes from suppliers as of June 30, 2023 and December 31, 2022.

Income Tax
Tax Inspection
We are subject to a tax audit by the French tax authorities on our tax returns or operations subject to review on the 2019 and 2020 periods (including the Research Tax Credit claimed for these periods), which started on December 10, 2021 and is still ongoing at the date of this document.
The research tax credit receivable amounted to €14,847 as of June 30, 2023, €6,017 of which relates to 2022 and €5,282 of which relates to 2021. The balance for 2021 has not yet been reimbursed in 2022 given the ongoing tax audit.
Change in Legislation
In 2017, the United States Congress passed the Tax Cuts and Jobs Act of 2017, which included a tax law change on Section 174 of the Internal Revenue Code. Research and development costs specified under Section 174 of the Code must be capitalized and amortized pro rata over 5 years for domestic expenditures and 15 years for foreign expenditures. Said provision came into effect for tax years commencing after December 31, 2021.
The group concluded that income taxes (and likewise other current tax liabilities) for the period ended December 31, 2022 were underestimated by €196 in the 2022 financial statements. The Group concluded that this error was not material individually or in the aggregate for any of the relevant periods and recognized this expense entirely in the first half of 2023.
The tax expense for the period ended June 30, 2023 relates to the 2022 and 2023 taxes of Genfit Corp.